Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Condensed Financial Information

2 4 .	Parent Company Only Condensed Financial Information
The Company performed a test on the restricted net assets of its consolidated subsidiaries and the VIEs in accordance with Securities and Exchange Commission Regulation
S-X
Rule
4-08
(e) (3), General Notes to Financial Statements and concluded that it was applicable for the Company to disclose the financial information for the Company only.
The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.
The Company did not have significant capital and other commitments, or guarantees as of December 31, 2022 and 2023.
Condensed balance sheets

	December 31, 2022	December 31, 2023
	RMB in thousands
Cash and cash equivalents	270,138	106,498
Time deposits	4,067,326	—
Amounts due from Group companies	22,313,954	19,213,415
Prepayments and other current assets	61,631	39,941
Short-term investments	1,091,044	625,474
Long-term investments, net	1,157,990	772,559
Investment in subsidiaries and net assets of VIEs and VIEs’ subsidiaries	226,249	—

Total assets	29,188,332	20,757,887

Short-term loan and current portion of long-term debt	5,137,633	6,053,767
Deferred revenue	32,513	9,284
Accrued liabilities and other payables	97,208	93,713
Other long-term payable	8,683,150	15,931
Deficit in subsidiaries and net loss of VIEs and VIEs’ subsidiaries	—	193,292

Total liabilities	13,950,504	6,365,987

Total Bilibili Inc’s shareholders’ equity	15,237,828	14,391,900
Total shareholders’ equity	15,237,828	14,391,900

Total liabilities and shareholders’ equity	29,188,332	20,757,887

Condensed statements of comprehensive loss and cash flows:

	For the Year Ended December 31,
	2021	2022	2023
	RMB in thousands
Total costs and expenses	(12,405)	(30,558)	(43,924)
Net Loss from subsidiaries and net loss of VIEs and VIEs’ subsidiaries	(6,713,764)	(7,685,211)	(4,745,316)
(Loss)/gain from non-operations	(63,059)	218,756	(33,081)

Loss before income tax expenses	(6,789,228)	(7,497,013)	(4,822,321)

Net loss	(6,789,228)	(7,497,013)	(4,822,321)

	For the Year Ended December 31,
	2021	2022	2023
	RMB in thousands
Net cash used in operating activities	(104,672)	(650,630)	(111,392)

Purchase of short-term investments	(48,781,106)	(33,683,941)	(3,863)
Maturities of short-term investments	36,744,305	45,951,288	982,151
Placements of time deposits	(10,658,126)	(4,878,180)	—
Maturities of time deposits	7,600,828	9,133,225	4,083,893
Investments and loans (to)/from subsidiaries, VIEs and VIEs’ subsidiaries	(11,168,671)	(13,131,173)	383,391
Other investing activities	(1,153,850)	283,028	(76,697)

Net cash (used in)/provided by investing activities	(27,416,620)	3,674,247	5,368,875

Purchase of noncontrolling interests	—	—	(7,027)
Proceeds from exercise of employees’ share options	3	4	2
Proceeds from issuance of ordinary shares, net of issuance costs	19,288,423	—	2,689,380
Repurchase of shares	—	(347,581)	—
Proceeds from/( r epurchase of) issuance of convertible senior notes, net of issuance costs of US$23,402, nil and nil, respectively	10,085,520	(4,201,506)	(7,675,227)
Net cash provided by/(used in) financing activities	29,373,946	(4,549,083)	(4,992,872)

Basis of presentation
The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries and VIEs.
For the Company only condensed financial information, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.

Such investments are presented on the condensed balance sheets as “Deficit in subsidiaries and net loss of VIEs and VIEs’ subsidiaries/Investment in subsidiaries and net assets of VIEs and VIE’s subsidiaries” in the condensed balance sheets and share in the subsidiaries’ loss are presented as “Net Loss from subsidiaries and net loss of VIEs and VIEs’ subsidiaries” in the condensed statements of comprehensive loss. The parent company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.